Virtus Allocator Premium AlphaSector® Fund,

Virtus AlphaSector® Rotation Fund,

Virtus Dynamic AlphaSector® Fund,

Virtus Global Premium AlphaSector® Fund,

Virtus Premium AlphaSector® Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 11, 2015 to the Statement of Additional Information (“SAI”) dated March 23, 2015

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED MAY 11, 2015

TO THE ABOVE-REFERENCED SAI. THIS SUPPLEMENT CORRECTS A

TYPOGRAPHICAL ERROR IN A FUND NAME ON PAGE TWO OF THE PRIOR SUPPLEMENT.

Important Notice to Investors

Effective May 11, 2015, each of the above-named funds’ current limited services subadviser, F-Squared Alternative Investments, LLC or F-Squared Institutional Advisors, LLC, as applicable, is removed as limited services subadviser. Accordingly, effective May 11, 2015, all references to F-Squared Alternative Investments, LLC and F-Squared Institutional Advisors, LLC (collectively, “F-Squared”), and to Alexey Panchekha as portfolio manager, are hereby removed from the funds’ SAI.

Virtus Investment Advisers, Inc., the funds’ investment adviser, and Euclid Advisors LLC, the funds’ subadviser, will continue to serve in their respective capacities.

Additionally, effective May 11, 2015, each fund’s name has changed as shown in the table below and references to each of the funds throughout the SAI are hereby amended:

Prior Fund Name	New Fund Name
Virtus Allocator Premium AlphaSector Fund	Virtus Multi-Asset Trend Fund
Virtus AlphaSector Rotation Fund	Virtus Sector Trend Fund
Virtus Dynamic AlphaSector Fund	Virtus Dynamic Trend Fund
Virtus Global Premium AlphaSector Fund	Virtus Global Equity Trend Fund
Virtus Premium AlphaSector Fund	Virtus Equity Trend Fund

Additional disclosure changes are described below and are also effective May 11, 2015.

The glossary entries for each of the funds are hereby replaced with the following:

Dynamic Trend Fund	Virtus Dynamic Trend Fund
Equity Trend Fund	Virtus Equity Trend Fund
Global Equity Trend Fund	Virtus Global Equity Trend Fund
Multi-Asset Trend Fund	Virtus Multi-Asset Trend Fund
Sector Trend Fund	Virtus Sector Trend Fund

Additionally, the glossary entry for AlphaSector Funds is hereby replaced with the following and all glossary entries using the term “AlphaSector Funds” in them are hereby amended to use the term “Trend Funds.”

Trend Funds	Collectively, Dynamic Trend Fund, Equity Trend Fund, Global Equity Trend Fund, Multi-Asset Trend Fund and Sector Trend Fund

In the section “Investment Advisory Agreement and Expense Limitation Agreement,” the disclosure regarding the investment advisory fees for the funds shown below is hereby replaced with the following:

	First $10 billion	$10+ billion
Virtus Equity Trend Fund	1.00%	0.95%

	First $2 billion	$2+ billion through $4 billion	$4+ billion
Virtus Global Equity Trend Fund	1.00%	0.95%	0.90%
Virtus Multi-Asset Trend Fund	1.00%	0.95%	0.90%

In the section “Portfolio Managers,” the table showing the portfolio managers for each of the funds is hereby amended by replacing the rows for the funds shown below with the following information:

Fund	Portfolio Manager
Virtus Dynamic Trend Fund	Warun Kumar Amy Robinson
Virtus Equity Trend Fund	Warun Kumar Amy Robinson
Virtus Global Equity Trend Fund	Warun Kumar Amy Robinson
Virtus Multi-Asset Trend Fund	Warun Kumar Amy Robinson
Virtus Sector Trend Fund	Warun Kumar Amy Robinson

Also in the section “Portfolio Managers,” the tables showing other accounts managed by portfolio managers are hereby amended by deleting the information relating to Alexey Panchekha and adding the following information relating to Warun Kumar:

Other Accounts Managed (no Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Warun Kumar*	3	$157.8 million	0	$0	0	$0

Other Accounts Managed (with Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Warun Kumar*	0	$0	0	$0	0	$0

*Information as of March 31, 2015.

Under “Portfolio Manager Fund Ownership,” the table showing dollar ranges of equity securities beneficially owned by each portfolio manager in each fund for which he or she serves as portfolio manager is hereby amended by deleting the information relating to Alexey Panchekha and adding the following information relating to Warun Kumar:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
	Fund	Dollar Range
Warun Kumar*	Dynamic Trend Fund	None
	Equity Trend Fund	None
	Global Equity Trend Fund	None
	Multi-Asset Trend Fund	None
	Sector Trend Fund	None

*Information as of March 31, 2015.

In the subsection “Portfolio Manager Compensation, the caption “Duff & Phelps, Euclid, Kayne, Newfound and Newfleet” is hereby replaced with “VIA, Duff & Phelps, Euclid, Kayne, Newfleet, Newfound and Rampart.”

Investors should retain this supplement with the

SAI for future reference.

VOT 8020 SAI/ASFsChanges (5/2015)